WARRANTS (Details Textual) (Convertible Notes Payable [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014
Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Face Amount	$ 460,000	$ 33,300,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	10.50%
Debt Instrument, Convertible, Terms of Conversion Feature	Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants	842,500
Warrants Issued During Period Exercise Price Of Warrants	$ 0.50
Warrants Discount	36,113
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 52,118
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	15.00%